Dividends	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Dividends
9. Dividends

	2024		2023		2022

Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m

Final (declared for previous year)	104.0	172	94.5	166	85.9	154

Interim	53.2	87	48.3	79	43.9	79

	157.2	259	142.8	245	129.8	233
The final dividend in respect of 2024 of
114.4
¢
 per ordinary share (amounting to

approximately
$
180
m) is proposed for approval at the AGM on 8 May 2025.

The final dividend is first determined in US dollars and the sterling amount will be announced on 28 April 2025 using the average of the daily exchange rates for the three working days commencing 23 April 2025.